Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Loar Holdings Inc.
Amendment Flag	false
Entity Central Index Key	0002000178
EBP 001
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Entity Registrant Name	Loar Holdings Inc.
Amendment Flag	false
Entity Central Index Key	0002000178
Document Fiscal Period Focus	FY